Income Taxes (Federal Statutory Tax Rate And Income Tax Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income tax expense at statutory rate	$ 308	$ 308	$ 168
Tax on non-U.S. earnings	17	(10)	(24)
State income taxes	8	(32)	(4)
Tax law changes	6	0	0
Other provisions	(4)	(10)	(18)
Valuation allowances	(3)	(60)	(237)
Section 199 deduction	(14)	(14)	(22)
Tax on undistributed non-U.S. earnings	(22)	29	49
Research credits	(18)	0	(7)
Tax benefit of repatriated non-U.S. earnings	(337)	0	0
Foreign tax credits	$ (59)	$ 211	$ (95)